Summary of Significant Accounting Policies - Schedule of Domestic and International Components of Loss Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Domestic	$ (15,616,410)	$ (21,330,680)	$ (19,348,319)
Foreign	(8,383,384)	(14,247,387)	(13,589,746)
Loss before income taxes	$ (23,999,794)	$ (35,578,067)	$ (32,938,065)